Stock Options and Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Option Outstanding Beginning balance	75	75
Options Outstanding Granted
Options Outstanding Exercised
Options Outstanding Expired or cancelled	(62)
Option Outstanding Assumed in recapitalization	89,735
Option Outstanding Cancelled in recapitalization	(75)
Option Outstanding Granted post-recapitalization	783,747
Option Outstanding Ending balance	873,420	75
Option Outstanding Exercisable	459,477
Weighted Average Exercise Price Outstanding Beginning balance	$ 4,369.60	$ 4,369.60
Weighted Average Exercise Price Granted
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Expired or cancelled	28.00
Weighted Average Exercise Price Assumed in recapitalization	4.75
Weighted Average Exercise Price Cancelled in recapitalization	4,369.60
Weighted Average Exercise Price Granted post-recapitalization	4.37
Weighted Average Exercise Price Outstanding Ending balance	4.41	$ 4,369.60
Weighted Average Exercise Price Exercisable	$ 5.42